INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS, NET

Net intangible assets consisted of the following:

	As of	As of
	June 30, 2023	June 30, 2022

Software	$207,218	$224,349
Land use right	2,094,167	2,267,289
Less: accumulated amortization	(456,379)	(428,221)
Intangible assets, net	$1,845,006	$2,063,417

SCHEDULE OF FUTURE AMORTIZATION EXPENSE	Estimated future amortization expense is as follows:
Twelve months ending June 30,	Amortization expense
2024	$74,886
2025	57,277
2026	56,680
2027	56,680
Thereafter	1,599,483
Total	$1,845,006